CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (DEFICIT) (Parenthetical)	0 Months Ended
Sep. 04, 2013
CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (DEFICIT)
Reverse stock split	0.02